JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA 02116

April 18, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock International Dynamic Growth Fund, (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for Class A, C, I, R6, and NAV shares of the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated April 16, 2019, contained in Post-Effective Amendment No. 193 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 145 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 16, 2019 via EDGAR, accession number 0001133228-19-002300.

If you have any questions or comments, please call me at (617) 572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust